UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Accumulative Fund (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 9.5%
Boeing Company (The)	310	$18,758
General Dynamics Corporation	280	15,929
Honeywell International Inc.	205	9,002
Precision Castparts Corp. (A)	260	40,419
Rockwell Collins, Inc.	275	14,509

		98,617

Air Freight & Logistics – 2.6%
FedEx Corporation	185	12,521
United Parcel Service, Inc., Class B	225	14,209

		26,730

Airlines – 0.6%
Delta Air Lines, Inc. (B)	240	1,800
Southwest Airlines Co.	500	4,020

		5,820

Airport Services – 0.0%
Wesco Aircraft Holdings, Inc. (B)	25	273

Apparel Retail – 0.5%
Limited Brands, Inc.	60	2,311
Urban Outfitters, Inc. (B)	115	2,566

		4,877

Apparel, Accessories & Luxury Goods – 3.6%
Columbia Sportswear Company	145	6,728
Under Armour, Inc., Class A (A)(B)	294	19,544
Vera Bradley, Inc. (B)	150	5,408
Warnaco Group, Inc. (The) (B)	110	5,070

		36,750

Application Software – 0.5%
Intuit Inc.	25	1,186
salesforce.com, inc. (B)	34	3,886

		5,072

Asset Management & Custody Banks – 1.8%
BlackRock, Inc., Class A	30	4,440
Invesco Ltd.	885	13,727

		18,167

Auto Parts & Equipment – 2.9%
BorgWarner Inc. (B)	330	19,975
Gentex Corporation	405	9,740

		29,715

Automobile Manufacturers – 1.4%
Bayerische Motoren Werke AG (C)	90	5,945
Ford Motor Company (B)	920	8,897

		14,842

Biotechnology – 0.4%
Vertex Pharmaceuticals Incorporated (B)	95	4,236

Brewers – 1.5%
Anheuser-Busch Inbev S.A., ADR	260	13,775
Boston Beer Company, Inc. (The), Class A (B)	24	1,745

		15,520

Broadcasting – 2.0%
CBS Corporation, Class B	375	7,643
Discovery Holding Company, Class A (B)	345	12,978

		20,621

Casinos & Gaming – 0.1%
Wynn Resorts, Limited	8	921

Communications Equipment – 1.2%
Juniper Networks, Inc. (B)	45	777
QUALCOMM Incorporated	245	11,914

		12,691

Computer Hardware – 9.7%
Apple Inc. (A)(B)	265	101,012

Computer Storage & Peripherals – 0.9%
NetApp, Inc. (B)	268	9,096

Construction & Farm Machinery & Heavy Trucks – 2.7%
Caterpillar Inc.	190	14,030
Cummins Inc.	44	3,593
Westinghouse Air Brake Technologies Corporation	200	10,574

		28,197

Consumer Electronics – 0.1%
Skullcandy, Inc. (B)	50	707

Consumer Finance – 1.1%
American Express Company	255	11,450

Diversified Banks – 0.2%
Wells Fargo & Company	100	2,412

Electrical Components & Equipment – 0.2%
Acuity Brands, Inc.	70	2,523

Electronic Equipment & Instruments – 0.2%
OSI Systems, Inc. (B)	60	2,011

Footwear – 1.4%
NIKE, Inc., Class B	170	14,537

Health Care Equipment – 0.6%
DexCom, Inc. (B)	235	2,820
Hologic, Inc. (B)	225	3,422

		6,242

Health Care Facilities – 0.7%
Community Health Systems, Inc. (B)	125	2,080
HCA Holdings, Inc. (B)	240	4,838

		6,918

Hotels, Resorts & Cruise Lines – 2.2%
Hyatt Hotels Corporation, Class A (B)	155	4,862
Starwood Hotels & Resorts Worldwide, Inc.	460	17,858

		22,720

Household Products – 2.2%
Procter & Gamble Company (The)	360	22,744

Human Resource & Employment Services – 0.8%
Manpower, Inc.	255	8,573

Hypermarkets & Super Centers – 3.0%
Costco Wholesale Corporation	380	31,205

Industrial Conglomerates – 0.8%
General Electric Company	450	6,858
Textron Inc.	70	1,235

		8,093

Industrial Gases - 0.7%
Air Products and Chemicals, Inc.	90	6,873

Integrated Oil & Gas – 0.9%
ConocoPhillips	113	7,174
Occidental Petroleum Corporation	35	2,503

		9,677

Internet Software & Services – 4.8%
eBay Inc. (B)	455	13,418
Google Inc., Class A (B)	70	36,006

		49,424

Investment Banking & Brokerage – 2.5%
Charles Schwab Corporation (The)	1,295	14,594
Goldman Sachs Group, Inc. (The)	80	7,564
Morgan Stanley	240	3,240
Stifel Financial Corp. (B)	11	292

		25,690

Managed Health Care – 1.0%
WellPoint, Inc.	155	10,118

Oil & Gas Drilling – 2.2%
Diamond Offshore Drilling, Inc.	65	3,558
Patterson-UTI Energy, Inc.	460	7,976
Transocean Inc.	245	11,697

		23,231

Oil & Gas Equipment & Services – 6.3%
Dril-Quip, Inc. (B)	40	2,156
Halliburton Company	560	17,091
National Oilwell Varco, Inc.	230	11,781
Schlumberger Limited	560	33,448

		64,476

Oil & Gas Exploration & Production – 4.6%
Equitable Resources, Inc.	305	16,275
Kosmos Energy Ltd. (B)	75	878
Noble Energy, Inc.	120	8,496
Southwestern Energy Company (B)	360	11,999
Ultra Petroleum Corp. (B)	340	9,425

		47,073

Other Diversified Financial Services – 0.7%
JPMorgan Chase & Co.	250	7,530

Packaged Foods & Meats – 0.7%
Mead Johnson Nutrition Company	100	6,883

Paper Packaging – 0.5%
Sealed Air Corporation	320	5,344

Pharmaceuticals – 2.9%
Allergan, Inc. (A)	240	19,772
Teva Pharmaceutical Industries Limited, ADR	295	10,980

		30,752

Railroads – 1.0%
Kansas City Southern (B)	200	9,992

Restaurants – 4.2%
McDonald’s Corporation	255	22,393
Panera Bread Company, Class A (B)	46	4,781
Starbucks Corporation	455	16,967

		44,141

Semiconductors – 2.2%
Altera Corporation	25	788
Broadcom Corporation, Class A	370	12,318
Microchip Technology Incorporated	310	9,644

		22,750

Soft Drinks – 1.1%
PepsiCo, Inc.	165	10,214
Primo Water Corporation (B)	225	1,269

		11,483

Specialty Chemicals – 1.6%
Ecolab Inc.	350	17,111

Steel – 0.3%
Allegheny Technologies Incorporated	73	2,703

Systems Software – 1.0%
Oracle Corporation	370	10,634

Tobacco – 0.4%
Philip Morris International Inc.	60	3,743

Trucking – 1.5%
J.B. Hunt Transport Services, Inc.	425	15,351

TOTAL COMMON STOCKS – 96.5%		$998,271
(Cost: $965,168)

PURCHASED OPTIONS – 0.2%	Number of Contracts (Unrounded)
S&P 500 Index,
Put $1,140.00, Expires 11-19-11	235	$1,576

(Cost: $1,077)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.9%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.090%, 10-14-11 (D)	$4,000	4,000
CVS Caremark Corporation,
0.250%, 10-3-11 (D)	7,700	7,700
Heinz (H.J.) Co.,
0.330%, 10-17-11 (D)	5,000	4,999
Kellogg Co.,
0.200%, 10-18-11 (D)	3,000	3,000

		19,699

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.113%, 10-3-11 (E)	722	722

Municipal Obligations – Taxable – 0.9%
Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3 (GTD by Wells Fargo Bank, N.A.),
0.140%, 10-15-11 (E)	2,000	2,000
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-A (GTD by Bank of America, N.A.),
0.100%, 10-3-11 (E)	2,250	2,250
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.),
0.140%, 10-7-11 (E)	5,394	5,394

		9,644

TOTAL SHORT-TERM SECURITIES – 2.9%		$30,065
(Cost: $30,065)

TOTAL INVESTMENT SECURITIES – 99.6%		$1,029,912
(Cost: $996,310)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		3,867

NET ASSETS – 100.0%		$1,033,779

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$183,885	$5,945	$—
Other Sectors	808,441	—	—
Total Common Stocks	$992,326	$5,945	$—
Purchased Options	1,576	—	—
Short-Term Securities	—	30,065	—
Total	$993,902	$36,010	$—
Liabilities
Written Options	$710	$—	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

The following written options were outstanding at September 30, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Allergan, Inc.	N/A	Call	240	November 2011	$95.00	$20	$(13)
Apple Inc.	N/A	Call	29	October 2011	430.00	8	(9)
eBay Inc.	N/A	Put	783	October 2011	27.00	144	(70)
Precision Castparts Corp.:	N/A	Call	70	October 2011	190.00	8	(2)
	N/A	Call	130	October 2011	185.00	20	(6)
S&P 500 Index	N/A	Put	235	November 2011	1,000.00	376	(598)
Under Armour, Inc., Class A	N/A	Call	600	October 2011	87.50	64	(12)
						$640	$(710)

(A)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at September 30, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$997,077

Gross unrealized appreciation	157,780
Gross unrealized depreciation	(124,945)

Net unrealized appreciation	$32,835

SCHEDULE OF INVESTMENTS Asset Strategy Fund (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Airlines – 0.3%
Cathay Pacific Airways Limited, H Shares (A)	5,379	$8,779

Apparel Retail – 0.7%
PRADA S.p.A. (A)(B)(C)	4,592	19,369

Apparel, Accessories & Luxury Goods – 4.8%
Compagnie Financiere Richemont S.A. (A)	1,632	72,707
LVMH Moet Hennessy – Louis Vuitton (A)	414	54,635

		127,342

Asset Management & Custody Banks – 1.9%
Apollo Global Management, LLC	1,548	15,846
Blackstone Group L.P. (The)	1,721	20,615
KKR & Co. L.P.	1,435	14,920

		51,381

Automobile Manufacturers – 5.1%
Bayerische Motoren Werke AG (A)	667	44,030
Hyundai Motor Company (A)	351	61,396
Porsche Automobil Holding SE (A)	654	31,127

		136,553

Broadcasting – 1.7%
CBS Corporation, Class B (D)	2,202	44,869

Casinos & Gaming – 11.0%
Sands China Ltd. (A)(B)(C)	32,196	75,327
Wynn Macau, Limited (A)	16,000	37,837
Wynn Macau, Limited (A)(C)	1,891	4,472
Wynn Resorts, Limited (D)	1,545	177,810

		295,446

Communications Equipment – 1.0%
Juniper Networks, Inc. (B)	1,607	27,730

Computer Hardware – 3.8%
Apple Inc. (B)(D)	268	102,308

Computer Storage & Peripherals – 1.6%
NetApp, Inc. (B)(D)	1,291	43,800

Construction & Farm Machinery & Heavy Trucks – 4.4%
AB Volvo, Class B (A)	3,998	39,276
AB Volvo, Class B (A)(C)	395	3,880
Caterpillar Inc.	499	36,876
Cummins Inc.	461	37,670

		117,702

Diversified Banks – 0.3%
BOC Hong Kong (Holdings) Limited (A)	3,272	6,919

Diversified Metals & Mining – 0.3%
Freeport-McMoRan Copper & Gold Inc., Class B (D)	298	9,062

Hotels, Resorts & Cruise Lines – 2.1%
Starwood Hotels & Resorts Worldwide, Inc.	1,418	55,031

Industrial Conglomerates – 1.4%
Hutchison Port Holdings Trust (A)	294		196
Hutchison Whampoa Limited, Ordinary Shares (A)	5,182		38,349

			38,545

Integrated Oil & Gas – 6.0%
ConocoPhillips (D)	1,786		113,115
Exxon Mobil Corporation	421		30,584
Occidental Petroleum Corporation	149		10,661
StatoilHydro ASA (A)	271		5,804

			160,164

Integrated Telecommunication Services – 0.3%
France Telecom (A)	554		9,062

Internet Software & Services – 6.0%
Baidu.com, Inc., ADR (B)	710		75,916
Google Inc., Class A (B)(D)	82		42,076
Tencent Holdings Limited (A)	1,929		40,018

			158,010

Investment Banking & Brokerage – 1.0%
CITIC Securities Company Limited, H Shares (A)(B)(C)	15,636		26,705

IT Consulting & Other Services – 2.5%
Cognizant Technology Solutions Corporation, Class A (B)(D)	1,071		67,127

Life & Health Insurance – 2.0%
AIA Group Limited (A)	2,650		7,504
AIA Group Limited (A)(C)	14,591		41,321
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)	879		4,584

			53,409

Marine – 0.1%
A.P. Moller – Maersk A/S (A)	—	*	1,762

Movies & Entertainment – 1.2%
Vivendi Universal (A)	1,615		32,883

Multi-Line Insurance – 1.7%
China Pacific Insurance (Group) Co. Ltd., H Shares (A)	15,984		46,068

Oil & Gas Drilling – 1.7%
Seadrill Limited (A)	1,650		45,574

Oil & Gas Equipment & Services – 4.9%
Halliburton Company (D)	1,603		48,917
National Oilwell Varco, Inc.	714		36,551
Schlumberger Limited (D)	773		46,189

			131,657

Pharmaceuticals – 0.6%
Allergan, Inc.	181		14,903

Restaurants – 1.0%
Starbucks Corporation	730		27,218

Semiconductor Equipment – 1.8%
ASML Holding N.V., Ordinary Shares (A)	1,359		46,982

Semiconductors – 1.1%
Broadcom Corporation, Class A	887	29,522

Systems Software – 1.5%
Oracle Corporation	1,407	40,440

Tobacco – 2.0%
Philip Morris International Inc.	859	53,559

TOTAL COMMON STOCKS – 75.8%		$2,029,881
(Cost: $1,877,876)

PREFERRED STOCKS
Automobile Manufacturers – 5.1%
Volkswagen AG (A)	749	98,861
Volkswagen AG (A)(C)	280	36,938

TOTAL PREFERRED STOCKS – 5.1%		$135,799
(Cost: $93,117)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
AB Volvo, Class B,
Call SEK85.00, Expires 12-16-11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)(E)	1,246	21
ARM Holdings plc, ADR,
Call $28.00, Expires 11-21-11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)	802	65
Bayerische Motoren Werke AG,
Call EUR62.00, Expires 12-16-11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)(E)	221	26
Blackstone Group L.P. (The),
Call $15.00, Expires 12-19-11, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	1,512	56
CBS Corporation, Class B,
Call $27.00, Expires 12-19-11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)	888	29
DAX Index:
Put EUR4,850.00, Expires 10-21-11, OTC (Ctrpty: Goldman, Sachs & Company)(E)	3,306	1,601
Put EUR4,950.00, Expires 10-21-11, OTC (Ctrpty: Goldman, Sachs & Company)(E)	3,300	2,025
Put EUR5,000.00, Expires 10-24-11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)(E)	3,301	2,269
Put EUR5,200.00, Expires 11-21-11, OTC (Ctrpty: JP Morgan Securities LLC)(E)	3,200	5,556
Put EUR5,350.00, Expires 11-21-11, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)(E)	3,306	7,022
Euro (Currency):
Put $1.44, Expires 11-23-11, OTC (Ctrpty: Deutsche Bank AG)	1	12,031
Put $1.44, Expires 11-29-11, OTC (Ctrpty: Deutsche Bank AG)	1	10,532
Exxon Mobil Corporation,
Call $77.50, Expires 10-24-11, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	232	15
Freeport-McMoRan Copper & Gold Inc., Class B,
Call $50.00, Expires 11-21-11, OTC (Ctrpty: Goldman, Sachs & Company)	415	4

Halliburton Company,
Call $50.00, Expires 10-24-11, OTC (Ctrpty: JP Morgan Securities LLC)	428	1
Juniper Networks, Inc.,
Call $24.00, Expires 10-24-11, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	846	3
NASDAQ 100:
Put $2,075.00, Expires 10-24-11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)	566	3,772
Put $2,100.00, Expires 10-24-11, OTC (Ctrpty: UBS Securities LLC)	567	4,292
Put $2,050.00, Expires 11-21-11, OTC (Ctrpty: JP Morgan Securities LLC)	562	5,468
Put $2,075.00, Expires 11-21-11, OTC (Ctrpty: Goldman, Sachs & Company)	562	5,952
Put $2,150.00, Expires 11-21-11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)	566	7,763
National Oilwell Varco, Inc.,
Call $77.50, Expires 11-21-11, OTC (Ctrpty: UBS Securities LLC)	334	3
Russell 2000 Index:
Put $620.00, Expires 10-21-11, OTC (Ctrpty: UBS Securities LLC)	1,482	3,394
Put $610.00, Expires 10-24-11, OTC (Ctrpty: UBS Securities LLC)	1,482	2,897
Put $625.00, Expires 10-24-11, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	1,415	3,502
Put $650.00, Expires 11-19-11, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	1,401	7,103
Starbucks Corporation,
Call $42.00, Expires 10-24-11, OTC (Ctrpty: Deutsche Banc Alex. Brown Inc.)	789	19
Starwood Hotels & Resorts Worldwide, Inc.,
Call $49.00, Expires 11-21-11, OTC (Ctrpty: Citigroup Global Markets)	451	26

TOTAL PURCHASED OPTIONS – 3.2%		$85,447
(Cost: $65,618)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation,
5.130%, 1-18-15 (F)	$2,400	2,357

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	830	805

Independent Power Producers & Energy Traders – 0.2%
CESP – Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (C)(E)	BRL7,150	5,427

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$8,589
(Cost: $6,553)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.2%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9-15-17 (G)	$1,043	68
5.000%, 11-15-17 (G)	463	20
5.000%, 4-15-19 (G)	876	39
5.000%, 11-15-22 (G)	121	1
5.500%, 3-15-23 (G)	807	85
5.000%, 5-15-23 (G)	338	9
5.000%, 8-15-23 (G)	346	15
5.500%, 4-15-25 (G)	63	1
5.500%, 10-15-25 (G)	3,416	422
5.500%, 2-15-30 (G)	95	1
5.000%, 8-15-30 (G)	119	2
5.500%, 3-15-31 (G)	406	11
5.500%, 10-15-32 (G)	1,893	118
5.500%, 5-15-33 (G)	1,949	314
6.000%, 11-15-35 (G)	1,315	220
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 5-25-22 (G)	89	—	*
5.500%, 6-25-23 (G)	1,036	123
5.000%, 8-25-23 (G)	829	35
5.000%, 11-25-23 (G)	852	48
5.000%, 9-25-30 (G)	412	3
5.500%, 8-25-33 (G)	2,187	307
5.500%, 12-25-33 (G)	2,582	295
5.500%, 4-25-34 (G)	3,282	483
5.500%, 11-25-36 (G)	4,230	603
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 1-20-30 (G)	384	2
5.000%, 6-20-31 (G)	1,222	44
5.500%, 3-20-32 (G)	1,189	116
5.000%, 7-20-33 (G)	447	44
5.500%, 11-20-33 (G)	1,896	187
5.500%, 6-20-35 (G)	1,334	237
5.500%, 7-20-35 (G)	1,598	211
5.500%, 10-16-35 (G)	1,439	244

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$4,308
(Cost: $8,648)

BULLION – 13.9%	Troy Ounces
Gold	229	$370,938

(Cost: $216,298)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.1%
Ecolab Inc.,
0.160%, 10-20-11 (H)	$8,000	7,999
General Mills, Inc.,
0.170%, 10-17-11 (H)	13,000	12,999
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.),
0.290%, 10-25-11 (H)	7,500	7,499
McCormick & Co. Inc.:
0.100%, 10-3-11 (H)	6,261	6,261
0.240%, 11-28-11 (H)	7,000	6,997
Shell International Finance B.V. and Royal Dutch Shell plc (GTD by Royal Dutch Shell plc),
0.070%, 10-24-11 (H)	5,000	5,000
St. Jude Medical, Inc.,
0.210%, 10-27-11 (H)	5,000	4,999
Verizon Communications Inc.,
0.260%, 10-11-11 (H)	5,000	5,000

		56,754

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.113%, 10-3-11 (I)	140	140

TOTAL SHORT-TERM SECURITIES – 2.1%	$56,894
(Cost: $56,894)

TOTAL INVESTMENT SECURITIES – 100.6%	$2,691,856
(Cost: $2,325,004)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6%)	(15,886)

NET ASSETS – 100.0%	$2,675,970

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$324,296	$414,415	$—
Consumer Staples	53,559	—	—
Energy	286,017	51,378	—
Financials	51,381	106,396	26,705
Health Care	14,903	—	—
Industrials	74,545	92,243	—
Information Technology	428,920	86,999	—
Materials	9,062	—	—
Telecommunication Services	—	9,062	—
Total Common Stocks	$1,242,683	$760,493	$26,705
Preferred Stocks	—	135,799	—
Purchased Options	—	85,447	—
Corporate Debt Securities	—	8,589	—
United States Government Agency Obligations	—	4,308	—
Bullion	370,938	—	—
Short-Term Securities	—	56,894	—
Total	$1,613,621	$1,051,530	$26,705
Forward Foreign Currency Contracts	$—	$5,391	$—
Futures Contracts	12,388	—	—

Liabilities
Forward Foreign Currency Contracts	$—	$1,599	$—
Futures Contracts	423	—	—
Written Options	—	36,121	—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment Funds	Common Stocks
Beginning Balance 7-1-11	$4,609	$—
Net realized gain (loss)	(2,042)	—
Net unrealized appreciation (depreciation)	—	(245)
Purchases	—	26,950
Sales	(2,567)	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 9-30-11	$—	$26,705
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-11	$—	$(245)

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2011.

The following forward foreign currency contracts were outstanding at September 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	479,220	6-25-12	$448	$—
Buy	Chinese Yuan Renminbi	Citibank, N.A.	179,300	6-28-12	350	—
Sell	Euro	Deutsche Bank AG	77,700	3-13-12	2,031	—
Sell	Euro	Morgan Stanley International	28,400	3-14-12	584	—
Sell	Euro	Goldman Sachs International	70,900	6-15-12	1,978	—
Buy	Singapore Dollar	Deutsche Bank AG	25,200	11-23-11	—	1,599
					$5,391	$1,599

The following futures contracts were outstanding at September 30, 2011 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
DAX Index	Short	12-16-11	49	$(8,914)	$(423)
Nasdaq 100 E-mini	Short	12-16-11	2,935	(125,295)	4,731
Russell 2000 Index	Short	12-16-11	395	(25,339)	1,817
S&P 500 E-mini	Short	12-16-11	3,571	(201,048)	5,840
				$(360,596)	$11,965

The following written options were outstanding at September 30, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price (E)		Premium Received	Market Value
AB Volvo, Class B	Morgan Stanley Smith Barney LLC	Put	1,246	December 2011	SEK	65.00	$94	$(94)
ARM Holdings plc, ADR	Morgan Stanley Smith Barney LLC	Put	774	October 2011		$23.00	121	(74)
Bayerische Motoren Werke AG	Morgan Stanley Smith Barney LLC	Put	221	December 2011	EUR	50.00	107	(165)
Blackstone Group L.P. (The)	Deutsche Banc Alex. Brown Inc.	Put	1,484	December 2011		$12.00	193	(219)
CBS Corporation, Class B	Morgan Stanley Smith Barney LLC	Put	809	December 2011		22.00	117	(259)
DAX Index:	Goldman, Sachs & Company	Put	6,606	October 2011	EUR	4,400.00	2,483	(977)
	Morgan Stanley Smith Barney LLC	Put	3,301	October 2011		4,550.00	1,338	(709)
	JP Morgan Securities LLC	Put	3,200	November 2011		4,650.00	2,294	(2,516)
	Deutsche Banc Alex. Brown Inc.	Put	3,306	November 2011		4,800.00	2,449	(3,220)
Euro (Currency):	Deutsche Bank AG	Put	1	November 2011		$1.35	1,584	(4,502)
	Deutsche Bank AG	Put	1	November 2011		1.35	1,192	(4,087)
Exxon Mobil Corporation	Deutsche Banc Alex. Brown Inc.	Put	232	October 2011		65.00	44	(17)
Freeport-McMoRan Copper & Gold Inc., Class B	Goldman, Sachs & Company	Put	434	November 2011		41.00	97	(487)
Halliburton Company	JP Morgan Securities LLC	Put	424	October 2011		42.00	87	(489)
Juniper Networks, Inc.	Deutsche Banc Alex. Brown Inc.	Put	890	October 2011		20.00	116	(269)
NASDAQ 100:	Morgan Stanley Smith Barney LLC	Put	566	October 2011		1,850.00	849	(1,007)
	UBS Securities LLC	Put	567	October 2011		1,875.00	964	(1,182)
	JP Morgan Securities LLC	Put	562	November 2011		1,825.00	1,933	(2,344)
	Goldman, Sachs & Company	Put	562	November 2011		1,850.00	1,967	(2,582)
	Morgan Stanley Smith Barney LLC	Put	566	November 2011		1,925.00	1,585	(3,467)
National Oilwell Varco, Inc.	UBS Securities LLC	Put	285	November 2011		62.50	120	(357)
Russell 2000 Index:	UBS Securities LLC	Put	2,897	October 2011		560.00	2,615	(2,405)

	UBS Securities LLC	Put	1,482	October 2011	550.00	1,223	(978)
	Deutsche Banc Alex. Brown Inc.	Put	1,401	November 2011	580.00	1,898	(3,488)
Starbucks Corporation	Deutsche Banc Alex. Brown Inc.	Put	524	October 2011	34.00	44	(42)
Starwood Hotels & Resorts Worldwide, Inc.	Citigroup Global Markets	Put	445	November 2011	40.00	106	(185)
						$25,620	$(36,121)

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the total value of these securities amounted to $213,439 or 8.0% of net assets.

(D)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(E)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, EUR - Euro and SEK - Swedish Krona).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011.

(G)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at September 30, 2011.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,346,685

Gross unrealized appreciation	539,626
Gross unrealized depreciation	(194,455)

Net unrealized appreciation	$345,171

SCHEDULE OF INVESTMENTS
Continental Income Fund (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.0%
General Dynamics Corporation	67	$3,823
Honeywell International Inc.	179	7,859
Precision Castparts Corp.	40	6,141

		17,823

Air Freight & Logistics – 1.2%
Expeditors International of Washington, Inc.	170	6,906

Apparel Retail – 1.9%
Limited Brands, Inc.	293	11,299

Application Software – 1.3%
Intuit Inc.	153	7,273

Auto Parts & Equipment – 2.0%
BorgWarner Inc. (A)	133	8,037
Johnson Controls, Inc.	152	4,011

		12,048

Brewers – 1.8%
Anheuser-Busch Inbev S.A., ADR	192	10,183

Broadcasting – 1.9%
CBS Corporation, Class B	548	11,158

Casinos & Gaming – 1.4%
Wynn Resorts, Limited	68	7,860

Computer Hardware – 3.3%
Apple Inc. (A)	51	19,287

Construction & Farm Machinery & Heavy Trucks – 0.7%
Cummins Inc.	47	3,814

Department Stores – 1.3%
Macy’s Inc.	286	7,517

Distillers & Vintners – 1.8%
Brown-Forman Corporation, Class B	145	10,163

Electric Utilities – 1.0%
PPL Corporation	196	5,594

Fertilizers & Agricultural Chemicals – 1.0%
Monsanto Company	102	6,143

Food Retail – 1.1%
Whole Foods Market, Inc.	95	6,185

Footwear – 1.6%
NIKE, Inc., Class B	110	9,432

Health Care Distributors – 1.6%
Henry Schein, Inc. (A)	145	9,016

Health Care Supplies – 1.2%
DENTSPLY International Inc.	223	6,841

Hotels, Resorts & Cruise Lines – 1.5%
Hyatt Hotels Corporation, Class A (A)	269	8,432

Household Products – 1.3%
Colgate-Palmolive Company	84	7,449

Industrial Gases – 0.7%
Praxair, Inc.	42	3,907

Integrated Oil & Gas – 2.2%
ConocoPhillips	199	12,620

Integrated Telecommunication Services – 1.3%
AT&T Inc.	264	7,532

Internet Software & Services – 1.2%
Google Inc., Class A (A)	14	6,996

IT Consulting & Other Services – 1.1%
Accenture plc, Class A	118	6,222

Motorcycle Manufacturers – 1.2%
Harley-Davidson, Inc.	201	6,893

Oil & Gas Equipment & Services – 3.8%
Halliburton Company	196	5,988
National Oilwell Varco, Inc.	199	10,208
Schlumberger Limited	96	5,740

		21,936

Oil & Gas Exploration & Production – 0.6%
Southwestern Energy Company (A)	111	3,700

Other Diversified Financial Services – 1.9%
JPMorgan Chase & Co.	383	11,542

Packaged Foods & Meats – 2.8%
General Mills, Inc.	144	5,536
Mead Johnson Nutrition Company	164	11,302

		16,838

Personal Products – 1.5%
Estee Lauder Companies Inc. (The), Class A	101	8,907

Pharmaceuticals – 3.6%
Allergan, Inc.	150	12,365
Johnson & Johnson	139	8,843

		21,208

Property & Casualty Insurance – 1.3%
Travelers Companies, Inc. (The)	154	7,514

Railroads – 1.2%
Union Pacific Corporation	86	6,983

Regional Banks – 1.5%
PNC Financial Services Group, Inc. (The)	176	8,472

Restaurants – 1.9%
McDonald’s Corporation	123	10,767

Semiconductor Equipment – 1.3%
ASML Holding N.V., NY Registry Shares	214	7,395

Semiconductors – 1.8%
Microchip Technology Incorporated	343	10,670

Soft Drinks – 1.1%
PepsiCo, Inc.	103	6,388

Systems Software – 1.5%
Oracle Corporation	311	8,935

Tobacco – 1.7%
Philip Morris International Inc.	156	9,706

TOTAL COMMON STOCKS – 67.1%		$389,554
(Cost: $319,349)

CORPORATE DEBT SECURITIES	Principal
Airlines – 0.3%
Southwest Airlines Co.,
6.500%, 3-1-12	$1,500	1,531

Apparel Retail – 0.5%
Limited Brands, Inc.,
6.625%, 4-1-21	2,915	2,937

Automobile Manufacturers – 0.8%
Ford Motor Company, Convertible,
4.250%, 11-15-16	4,000	5,195

Brewers – 0.5%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10-15-12	1,000	1,021
5.375%, 11-15-14	1,500	1,677

		2,698

Broadcasting – 0.7%
CBS Corporation:
8.875%, 5-15-19	2,000	2,558
4.300%, 2-15-21	1,500	1,510

		4,068

Cable & Satellite – 0.2%
DirecTV Holdings LLC and DirecTV Financing Co., Inc.,
3.500%, 3-1-16	500	516
Discovery Communications, LLC,
4.375%, 6-15-21	750	776

		1,292

Communications Equipment – 0.1%
Cisco Systems, Inc.,
2.900%, 11-17-14	500	527

Construction & Farm Machinery & Heavy Trucks – 0.5%
Caterpillar Inc.:
0.398%, 11-21-12 (B)	300	300
1.375%, 5-27-14	1,500	1,511
John Deere Capital Corporation,
5.250%, 10-1-12	1,250	1,306

		3,117

Consumer Finance – 0.6%
American Express Credit Corporation,
5.125%, 8-25-14	400	433
Capital One Financial Corporation,
2.125%, 7-15-14	500	495
Caterpillar Financial Services Corporation,
1.550%, 12-20-13	500	506
Ford Motor Credit Company LLC,
7.000%, 4-15-15	1,500	1,575
USAA Capital Corporation,
1.050%, 9-30-14 (C)	500	499

		3,508

Data Processing & Outsourced Services – 0.6%
Western Union Company (The),
6.500%, 2-26-14	3,000	3,307

Diversified Banks – 0.6%
Bank of New York Mellon Corporation (The),
1.500%, 1-31-14	1,250	1,261
Barclays Bank plc,
2.375%, 1-13-14	600	587
U.S. Bancorp,
4.200%, 5-15-14	1,500	1,610
Wells Fargo & Company,
3.676%, 6-15-16 (B)	250	260

		3,718

Diversified Capital Markets – 0.6%
Deutsche Bank AG:
3.450%, 3-30-15	750	747
3.250%, 1-11-16	2,500	2,452

		3,199

Diversified Chemicals – 0.2%
E.I. du Pont de Nemours and Company,
3.250%, 1-15-15	1,000	1,065

Diversified Metals & Mining – 0.2%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	1,000	1,183

Drug Retail – 0.4%
CVS Caremark Corporation,
3.250%, 5-18-15	2,000	2,106

Education Services – 0.2%
Yale University,
2.900%, 10-15-14	1,000	1,061

Environmental & Facilities Services – 0.1%
Republic Services, Inc.,
5.000%, 3-1-20	500	557

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company,
2.750%, 4-15-16	500	527

Food Retail – 0.4%
Kroger Co. (The),
6.200%, 6-15-12	2,000	2,068

General Merchandise Stores – 0.1%
Target Corporation,
1.125%, 7-18-14	500	504

Gold – 0.4%
Newmont Mining Corporation, Convertible,
3.000%, 2-15-12	1,500	2,072

Health Care Equipment – 0.1%
Stryker Corporation,
2.000%, 9-30-16	500	503

Health Care Services – 0.4%
Quest Diagnostics Incorporated,
3.200%, 4-1-16	2,000	2,078

Health Care Supplies – 0.1%
DENTSPLY International Inc.,
2.750%, 8-15-16	750	756

Home Improvement Retail – 0.1%
Home Depot, Inc. (The),
4.400%, 4-1-21	375	408

Household Products – 0.0%
Colgate-Palmolive Company,
1.250%, 5-1-14	250	253

Hypermarkets & Super Centers – 0.2%
Wal-Mart Stores, Inc.,
2.875%, 4-1-15	875	924

Industrial Gases – 0.5%
Praxair, Inc.:
4.375%, 3-31-14	2,500	2,700
3.000%, 9-1-21	500	502

		3,202

Industrial Machinery – 0.6%
Eaton Corporation,
0.679%, 6-16-14 (B)	750	751
Illinois Tool Works Inc.,
5.150%, 4-1-14	2,500	2,738

		3,489

Integrated Oil & Gas – 0.6%
Cenovus Energy Inc.,
4.500%, 9-15-14	1,000	1,079
ConocoPhillips,
4.750%, 2-1-14	2,500	2,721

		3,800

Integrated Telecommunication Services – 0.4%
AT&T Inc.,
4.850%, 2-15-14	2,000	2,151

Investment Banking & Brokerage – 0.5%
Morgan Stanley,
4.100%, 1-26-15	3,000	2,862

IT Consulting & Other Services – 0.8%
International Business Machines Corporation:
2.100%, 5-6-13	3,000	3,062
1.250%, 5-12-14	2,000	2,018

		5,080

Life & Health Insurance – 0.9%
MetLife Global Funding I:
2.000%, 1-10-14 (C)	1,000	1,005
5.125%, 6-10-14 (C)	1,500	1,621
2.500%, 9-29-15 (C)	1,500	1,512
Prudential Financial, Inc.,
4.750%, 9-17-15	1,000	1,044

		5,182

Movies & Entertainment – 0.2%
Viacom Inc.,
4.375%, 9-15-14	1,000	1,069

Multi-Utilities – 0.2%
Duke Energy Ohio, Inc.,
2.100%, 6-15-13	1,000	1,018

Office Electronics – 0.2%
Xerox Corporation,
4.250%, 2-15-15	1,000	1,058

Oil & Gas Equipment & Services – 0.1%
Schlumberger S.A. (GTD by Schlumberger Limited),
2.650%, 1-15-16 (C)	500	515

Oil & Gas Exploration & Production – 0.2%
EOG Resources, Inc.,
2.500%, 2-1-16	1,000	1,021

Other Diversified Financial Services – 1.1%
JPMorgan Chase & Co.:
4.650%, 6-1-14	3,000	3,178
3.450%, 3-1-16	2,000	2,009
3.150%, 7-5-16	750	746
7.900%, 4-29-49 (B)	1,000	1,030

		6,963

Packaged Foods & Meats – 0.7%
Kellogg Company,
4.450%, 5-30-16	1,000	1,115
Kraft Foods Inc.,
4.125%, 2-9-16	2,000	2,132
Unilever Capital Corporation,
2.750%, 2-10-16	1,000	1,057

		4,304

Pharmaceuticals – 0.9%
Novartis Capital Corporation,
1.900%, 4-24-13	500	510

Pfizer Inc.,
4.450%, 3-15-12	2,500		2,542
Roche Holdings Ltd,
5.000%, 3-1-14 (C)	1,906		2,096

			5,148

Property & Casualty Insurance – 1.0%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (C)	3,000		3,054
Fidelity National Financial, Inc.,
6.600%, 5-15-17	2,600		2,741

			5,795

Restaurants – 0.1%
YUM! Brands, Inc.,
4.250%, 9-15-15	500		537

Semiconductors – 0.1%
Texas Instruments Incorporated,
0.466%, 5-15-13 (B)	500		500

Soft Drinks – 0.4%
Coca-Cola Enterprises Inc.,
3.750%, 3-1-12	1,000		1,012
PepsiCo, Inc.,
3.750%, 3-1-14	1,250		1,335

			2,347

Systems Software – 0.1%
Microsoft Corporation,
2.950%, 6-1-14	500		531

Tobacco – 0.1%
Philip Morris International Inc.,
4.500%, 3-26-20	750		835

Wireless Telecommunication Service – 0.7%
America Movil, S.A.B. de C.V.,
3.625%, 3-30-15	2,500		2,588
American Tower Corporation,
4.625%, 4-1-15	1,500		1,591

			4,179

TOTAL CORPORATE DEBT SECURITIES – 19.4%			$112,748
(Cost: $106,769)

OTHER GOVERNMENT SECURITIES
Qatar – 0.3%
State of Qatar,
4.000%, 1-20-15 (C)	1,500		1,579

Supranational – 0.3%
International Bank for Reconstruction and Development,
2.375%, 5-26-15	1,650		1,741

TOTAL OTHER GOVERNMENT SECURITIES – 0.6%			$3,320
(Cost: $3,143)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.5%
National Archives Facility Trust,
8.500%, 9-1-19	2,472		3,105

Mortgage-Backed Obligations – 1.1%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 12-1-31	213		240
6.500%, 1-1-32	151		171
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7-1-18	1,038		1,112
4.500%, 9-1-19	2,796		2,980
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
9.000%, 1-15-17	—	*	—	*
4.000%, 9-15-18	1,112		1,196
6.500%, 8-15-28	182		211

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.6%		$9,015
(Cost: $8,019)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.7%
United States Treasury Notes,
3.000%, 7-15-12 (D)	3,770	3,875

Treasury Obligations – 8.0%
United States Treasury Bonds:
7.250%, 5-15-16	8,500	10,980
6.250%, 8-15-23	5,000	7,141
United States Treasury Notes:
4.250%, 11-15-14	10,000	11,175
4.250%, 8-15-15	15,000	17,058

		46,354

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 8.7%		$50,229
(Cost: $42,714)
SHORT-TERM SECURITIES
Commercial Paper – 1.7%
Danaher Corporation,
0.070%, 10-5-11 (E)	3,000	3,000
McCormick & Co. Inc.,
0.100%, 10-3-11 (E)	4,173	4,173
Sonoco Products Co.,
0.310%, 10-3-11 (E)	2,614	2,614

		9,787

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.113%, 10-3-11 (F)	737	737

Municipal Obligations – Taxable – 0.2%
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.),
0.140%, 10-7-11 (F)	856	856

TOTAL SHORT-TERM SECURITIES – 2.0%		$11,380
(Cost: $11,380)

TOTAL INVESTMENT SECURITIES – 99.4%		$576,246
(Cost: $491,374)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		3,402

NET ASSETS – 100.0%		$579,648

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$389,554	$—	$—
Corporate Debt Securities	—	112,748	—
Other Government Securities	—	3,320	—
United States Government Agency Obligations	—	9,015	—
United States Government Obligations	—	50,229	—
Short-Term Securities	—	11,380	—
Total	$389,554	$186,692	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the total value of these securities amounted to $11,881 or 2.0% of net assets.

(D)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(E)	Rate shown is the yield to maturity at September 30, 2011.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$491,807
Gross unrealized appreciation	94,518
Gross unrealized depreciation	(10,079)
Net unrealized appreciation	$84,439

SCHEDULE OF INVESTMENTS Core Investment Fund (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 6.9%
Honeywell International Inc.	1,047	$45,969
Precision Castparts Corp.	843	131,084

		177,053

Application Software – 0.9%
Intuit Inc.	499	23,663

Auto Parts & Equipment – 0.8%
Johnson Controls, Inc.	809	21,323

Automobile Manufacturers – 2.1%
Bayerische Motoren Werke AG (A)	803	53,034

Brewers – 2.4%
Anheuser-Busch Inbev S.A., ADR	1,160	61,478

Broadcasting – 5.4%
CBS Corporation, Class B	5,049	102,905
Discovery Holding Company, Class A (B)	776	29,208

		132,113

Cable & Satellite – 4.8%
DirecTV Group, Inc. (The) (B)	1,069	45,150
Time Warner Cable Inc.	1,199	75,142

		120,292

Communications Equipment – 1.4%
Juniper Networks, Inc. (B)	2,079	35,891

Computer Hardware – 5.4%
Apple Inc. (B)	358	136,538

Computer Storage & Peripherals – 0.8%
NetApp, Inc. (B)	569	19,295

Construction & Farm Machinery & Heavy Trucks – 1.0%
Cummins Inc.	293	23,963

Consumer Finance – 3.4%
Capital One Financial Corporation	2,150	85,189

Data Processing & Outsourced Services – 2.0%
MasterCard Incorporated, Class A	155	49,223

Department Stores – 3.0%
Macy’s Inc.	2,839	74,718

Fertilizers & Agricultural Chemicals – 2.0%
Monsanto Company	833	50,020

Health Care Equipment – 1.4%
Covidien plc	791	34,874

Hypermarkets & Super Centers – 1.9%
Costco Wholesale Corporation	591	48,525

Industrial Gases – 1.0%
Air Products and Chemicals, Inc.	341	26,019

Industrial Machinery – 1.4%
Parker Hannifin Corporation	544	34,333

Integrated Oil & Gas – 4.7%
ConocoPhillips	1,890	119,645

Integrated Telecommunication Services – 1.1%
AT&T Inc.	979	27,924

Internet Software & Services – 3.1%
Google Inc., Class A (B)	152	78,289

Motorcycle Manufacturers – 4.9%
Harley-Davidson, Inc.	3,574	122,687

Oil & Gas Equipment & Services – 3.6%
Halliburton Company	1,443	44,048
National Oilwell Varco, Inc.	414	21,190
Schlumberger Limited	424	25,299

		90,537

Oil & Gas Exploration & Production – 1.6%
Noble Energy, Inc.	552	39,096

Other Diversified Financial Services – 2.6%
JPMorgan Chase & Co.	2,174	65,478

Packaged Foods & Meats – 2.7%
Mead Johnson Nutrition Company	955	65,718

Personal Products – 1.7%
Estee Lauder Companies Inc. (The), Class A	489	42,911

Pharmaceuticals – 4.9%
Allergan, Inc.	773	63,701
Johnson & Johnson	956	60,926

		124,627

Railroads – 2.6%
Union Pacific Corporation	787	64,250

Restaurants – 2.2%
McDonald’s Corporation	639	56,143

Semiconductors – 5.3%
Altera Corporation	615	19,391
Broadcom Corporation, Class A	1,837	61,148
Microchip Technology Incorporated	1,670	51,961

		132,500

Soft Drinks – 2.5%
Coca-Cola Company (The)	915	61,811

Systems Software – 2.8%
Oracle Corporation	2,460	70,695

Tobacco – 2.2%
Philip Morris International Inc.	891	55,584

TOTAL COMMON STOCKS – 96.5%		$2,425,439
(Cost: $2,163,921)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.5%
Avon Capital Corp. (GTD by Avon Products, Inc.), 0.280%, 10-13-11 (C)	$14,000	13,999
Bemis Company, Inc., 0.340%, 10-4-11 (C)	8,000	8,000
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.090%, 10-14-11 (C)	7,000	7,000
CVS Caremark Corporation, 0.250%, 10-3-11 (C)	18,000	17,999
Diageo Capital plc (GTD by Diageo plc), 0.370%, 10-11-11 (C)	5,000	4,999
General Mills, Inc., 0.170%, 10-18-11 (C)	5,000	5,000
Heinz (H.J.) Co., 0.330%, 10-17-11 (C)	4,000	3,999
Mattel Inc., 0.320%, 10-26-11 (C)	10,000	9,998
Sara Lee Corporation, 0.280%, 10-18-11 (C)	10,000	9,999
Verizon Communications Inc., 0.270%, 10-19-11 (C)	5,000	4,999

		85,992

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.113%, 10-3-11 (D)	710	710

TOTAL SHORT-TERM SECURITIES – 3.5%		$86,702
(Cost: $86,702)

TOTAL INVESTMENT SECURITIES – 100.0%		$2,512,141
(Cost: $2,250,623)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		167

NET ASSETS – 100.0%		$2,512,308

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$527,277	$53,034	$—
Other Sectors	1,845,128	—	—
Total Common Stocks	$2,372,405	$53,034	$—
Short-Term Securities	—	86,702	—
Total	$2,372,405	$139,736	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:
Cost	$2,262,430

Gross unrealized appreciation	355,102
Gross unrealized depreciation	(105,391)

Net unrealized appreciation	$249,711

SCHEDULE OF INVESTMENTS
Dividend Opportunities Fund (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.7%
Boeing Company (The)	299	$18,072
General Dynamics Corporation	136	7,751
Honeywell International Inc.	201	8,817

		34,640

Asset Management & Custody Banks – 1.2%
T. Rowe Price Group, Inc.	160	7,619

Brewers – 0.5%
Anheuser-Busch Inbev S.A., ADR	54	2,856

Broadcasting – 1.1%
CBS Corporation, Class B	320	6,521

Casinos & Gaming – 2.9%
Wynn Resorts, Limited	154	17,727

Communications Equipment – 1.5%
QUALCOMM Incorporated	193	9,366

Construction & Engineering – 1.4%
Fluor Corporation	181	8,428

Construction & Farm Machinery & Heavy Trucks – 5.5%
Caterpillar Inc.	164	12,077
Cummins Inc.	92	7,521
Deere & Company	223	14,386

		33,984

Consumer Finance – 2.0%
Capital One Financial Corporation	314	12,426

Data Processing & Outsourced Services – 2.3%
Visa Inc., Class A	165	14,110

Distillers & Vintners – 0.4%
Diageo plc, ADR	35	2,673

Diversified Banks – 2.5%
Wells Fargo & Company	633	15,264

Diversified Chemicals – 0.7%
Dow Chemical Company (The)	178	3,991

Diversified Metals & Mining – 2.6%
Rio Tinto plc, ADR	210	9,266
Southern Copper Corporation	278	6,956

		16,222

Electrical Components & Equipment – 1.3%
Emerson Electric Co.	193	7,967

Home Improvement Retail – 0.4%
Home Depot, Inc. (The)	81	2,671

Homebuilding – 1.3%
D.R. Horton, Inc.	858	7,758

Hotels, Resorts & Cruise Lines – 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	233	9,057

Household Products – 2.4%
Colgate-Palmolive Company	95	8,438
Procter & Gamble Company (The)	99	6,271

		14,709

Industrial Conglomerates – 1.5%
General Electric Company	605	9,214

Industrial Gases – 0.8%
Air Products and Chemicals, Inc.	66	5,063

Industrial Machinery – 0.5%
Eaton Corporation	34	1,212
Ingersoll-Rand plc	61	1,705

		2,917

Integrated Oil & Gas – 2.6%
ConocoPhillips	55	3,468
Exxon Mobil Corporation	173	12,569

		16,037

Integrated Telecommunication Services – 1.9%
AT&T Inc.	412	11,750

Investment Banking & Brokerage – 2.1%
Goldman Sachs Group, Inc. (The)	136	12,901

Mortgage REITs – 1.5%
American Capital Agency Corp.	225	6,103
Annaly Capital Management, Inc.	181	3,008

		9,111

Movies & Entertainment – 1.4%
Walt Disney Company (The)	290	8,760

Oil & Gas Drilling – 1.9%
Seadrill Limited	426	11,728

Oil & Gas Equipment & Services – 10.2%
Baker Hughes Incorporated	172	7,935
Halliburton Company	370	11,288
National Oilwell Varco, Inc.	335	17,179
Schlumberger Limited	438	26,177

		62,579

Oil & Gas Exploration & Production – 2.4%
Anadarko Petroleum Corporation	96	6,037
Apache Corporation	106	8,481

		14,518

Other Diversified Financial Services – 2.7%
JPMorgan Chase & Co.	539	16,241

Personal Products – 1.1%
Estee Lauder Companies Inc. (The), Class A	76	6,685

Pharmaceuticals – 4.1%
Johnson & Johnson	181	11,535
Merck & Co., Inc.	66	2,149
Pfizer Inc.	638	11,271

		24,955

Railroads – 3.5%
Norfolk Southern Corporation	84	5,117
Union Pacific Corporation	201	16,436

		21,553

Restaurants – 4.0%
McDonald’s Corporation	186	16,325
Starbucks Corporation	224	8,342

		24,667

Semiconductors – 4.0%
Microchip Technology Incorporated	795	24,720

Soft Drinks – 1.7%
Coca-Cola Company (The)	152	10,272

Systems Software – 1.5%
Oracle Corporation	314	9,023

Tobacco – 5.0%
Altria Group, Inc.	384	10,285
Philip Morris International Inc.	329	20,538

		30,823

TOTAL COMMON STOCKS – 91.6%		$561,506
(Cost: $516,930)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 5.2%
Baxter International Inc.,
0.110%, 10-6-11 (A)	$3,000	3,000
Bemis Company, Inc.,
0.330%, 10-5-11 (A)	4,000	4,000
Danaher Corporation,
0.070%, 10-5-11 (A)	7,000	6,999
General Mills, Inc.,
0.170%, 10-17-11 (A)	3,000	3,000
Harley-Davidson Funding Corp.,
0.330%, 10-24-11 (A)	5,000	4,999
Novartis Finance Corp.,
0.070%, 10-7-11 (A)	7,000	7,000
Wisconsin Electric Power Co.,
0.120%, 10-3-11 (A)	2,836	2,836

		31,834

Master Note – 0.5%
Toyota Motor Credit Corporation,
0.113%, 10-3-11 (B)	3,210	3,210

Municipal Obligations – Taxable – 2.5%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.100%, 10-3-11 (B)	15,000	15,000

TOTAL SHORT-TERM SECURITIES – 8.2%		$50,044
(Cost: $50,044)

TOTAL INVESTMENT SECURITIES – 99.8%		$611,550
(Cost: $566,974)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		978

NET ASSETS – 100.0%		$612,528

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$561,506	$—	$—
Short-Term Securities	—	50,044	—
Total	$561,506	$50,044	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	Rate shown is the yield to maturity at September 30, 2011.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$567,947

Gross unrealized appreciation	90,809
Gross unrealized depreciation	(47,206)

Net unrealized appreciation	$43,603

SCHEDULE OF INVESTMENTS Energy Fund (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.1%
BorgWarner Inc. (A)	36	$2,170

Coal & Consumable Fuels – 2.9%
Alpha Natural Resources, Inc. (A)	43	755
Arch Coal, Inc.	101	1,473
Cameco Corporation	59	1,078
Peabody Energy Corporation	65	2,218

		5,524

Construction & Engineering – 4.1%
Chicago Bridge & Iron Company N.V., NY Shares	87	2,478
Fluor Corporation	86	4,013
Jacobs Engineering Group Inc. (A)	37	1,204

		7,695

Construction & Farm Machinery & Heavy Trucks – 1.5%
Caterpillar Inc.	14	1,004
Cummins Inc.	23	1,878

		2,882

Diversified Metals & Mining – 1.4%
BHP Billiton Limited, ADR	41	2,701

Industrial Machinery – 1.4%
Gardner Denver, Inc.	41	2,580

Integrated Oil & Gas – 9.9%
ConocoPhillips	78	4,955
Exxon Mobil Corporation	87	6,329
Occidental Petroleum Corporation	74	5,259
Suncor Energy Inc.	86	2,183

		18,726

Oil & Gas Drilling – 5.3%
ENSCO International Incorporated	42	1,698
Helmerich & Payne, Inc.	108	4,393
Nabors Industries Ltd. (A)	105	1,282
Seadrill Limited	97	2,665

		10,038

Oil & Gas Equipment & Services – 29.9%
Baker Hughes Incorporated	128	5,888
C&J Energy Services, Inc. (A)	92	1,518
Cameron International Corporation (A)	106	4,418
Core Laboratories N.V.	53	4,752
Dresser-Rand Group Inc. (A)	74	2,999
Dril-Quip, Inc. (A)	41	2,200
FMC Technologies, Inc. (A)	103	3,862
Halliburton Company	179	5,469
McDermott International, Inc. (A)	68	735
National Oilwell Varco, Inc.	167	8,563
Schlumberger Limited	143	8,559
Superior Energy Services, Inc. (A)	97	2,547
Tenaris S.A., ADR	76	1,928
Weatherford International Ltd. (A)	236	2,880

		56,318

Oil & Gas Exploration & Production – 29.0%
Anadarko Petroleum Corporation	102	6,428
Apache Corporation	68	5,444
Cabot Oil & Gas Corporation	53	3,306
CNOOC Limited, ADR	14	2,172
Concho Resources Inc. (A)	26	1,860
Continental Resources, Inc. (A)	119	5,756
Devon Energy Corporation	28	1,525
EOG Resources, Inc.	38	2,695
Kosmos Energy Ltd. (A)	116	1,364
Newfield Exploration Company (A)	113	4,465
Noble Energy, Inc.	57	4,018
Oasis Petroleum LLC (A)	175	3,913
Plains Exploration and Production Company (A)	79	1,799
Southwestern Energy Company (A)	161	5,349
St. Mary Land & Exploration Company	39	2,381
Ultra Petroleum Corp. (A)	78	2,148

		54,623

Oil & Gas Refining & Marketing – 0.6%
Clean Energy Fuels Corp. (A)	110	1,222

Oil & Gas Storage & Transportation – 8.1%
El Paso Corporation	269	4,702
El Paso Pipeline Partners, L.P.	99	3,519
Enbridge Inc.	156	4,987
Williams Companies, Inc. (The)	89	2,154

		15,362

TOTAL COMMON STOCKS – 95.2%		$179,841
(Cost: $163,592)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.6%
Prudential Funding LLC,
0.080%, 10-3-11 (B)	$6,867	6,867

Master Note – 1.0%
Toyota Motor Credit Corporation,
0.113%, 10-3-11 (C)	1,873	1,873

TOTAL SHORT-TERM SECURITIES – 4.6%		$8,740
(Cost: $8,740)

TOTAL INVESTMENT SECURITIES – 99.8%		$188,581
(Cost: $172,332)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		310

NET ASSETS – 100.0%		$188,891

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$179,841	$—	$—
Short-Term Securities	—	8,740	—
Total	$179,841	$8,740	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR	= American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$172,497

Gross unrealized appreciation	34,160
Gross unrealized depreciation	(18,076)

Net unrealized appreciation	$16,084

SCHEDULE OF INVESTMENTS International Growth Fund (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 5.7%
Coca-Cola Amatil Limited	474	$5,427
David Jones Limited	1,263	3,632
Orica Limited	219	4,917
Telstra Corporation Limited	3,882	11,562

		25,538

Canada – 1.0%
Canadian Natural Resources Limited	160	4,692

China – 6.2%
China Unicom Limited	4,610	9,373
SINA Corporation (A)	53	3,824
Tingyi Holding Corp.	2,148	5,265
Wynn Macau, Limited	4,027	9,524

		27,986

France – 8.6%
Danone	140	8,604
LVMH Moet Hennessy – Louis Vuitton	48	6,376
Pinault-Printemps-Redoute S.A.	66	8,508
Safran	149	4,563
Vinci	247	10,604

		38,655

Germany – 10.6%
adidas AG	163	9,901
Bayer AG	157	8,686
Fresenius SE & Co. KGaA	129	11,508
Linde AG	59	7,895
MTU Aero Engines Holding AG	82	5,118
Siemens AG	46	4,167

		47,275

Hong Kong – 1.4%
Yue Yuen Industrial (Holdings) Limited	2,465	6,375

India – 0.8%
Infrastructure Development Finance Company Limited	768	1,725
Infrastructure Development Finance Company Limited (B)	843	1,893

		3,618

Israel – 1.5%
Teva Pharmaceutical Industries Limited, ADR	177	6,599

Italy – 1.5%
Saipem S.p.A.	189	6,650

Japan – 11.5%
Canon Inc.	120	5,467
Honda Motor Co., Ltd.	157	4,599
JGC Corporation	223	5,453
KONAMI Corporation	227	7,621
Mitsubishi Corporation	382	7,768
Mitsubishi Electric Corporation	546	4,836
Mitsui & Co., Ltd.	492	7,130
Nissin Kogyo Co., Ltd.	402	6,026
ORIX Corporation	31	2,432

		51,332

Luxembourg – 1.3%
Tenaris S.A.	473	5,955

Mexico – 1.5%
Grupo Modelo, S.A.B. de C.V., Series C	1,209	6,831

Netherlands – 2.9%
ASML Holding N.V., Ordinary Shares	123	4,240
Unilever N.V., Certicaaten Van Aandelen	276	8,721

		12,961

Norway – 1.4%
Seadrill Limited	233	6,447

Sweden – 2.9%
Tele2 AB	377	6,833
Telefonaktiebolaget LM Ericsson, B Shares	643	6,175

		13,008

Switzerland – 5.9%
ABB Ltd.	399	6,828
Credit Suisse Group AG, Registered Shares	165	4,321
Swatch Group Ltd (The), Bearer Shares	10	3,300
Syngenta AG	33	8,586
TEMENOS Group AG (A)	267	3,611

		26,646

United Kingdom – 15.0%
Barclays plc	3,038	7,450
British American Tobacco plc	204	8,624
Diageo plc	531	10,119
Experian plc	677	7,602
GlaxoSmithKline plc	457	9,434
Meggitt plc	1,054	5,455
Prudential plc	514	4,410
Rio Tinto plc	94	4,178
Virgin Media Inc.	213	5,198
Xstrata plc	328	4,140

		66,610

United States – 8.4%
Apple Inc. (A)	46	17,546
InBev NV	138	7,312
QUALCOMM Incorporated	130	6,337
Schlumberger Limited	112	6,691

		37,886

TOTAL COMMON STOCKS – 88.1%		$395,064
(Cost: $409,916)

PREFERRED STOCKS – 1.6%
Germany
Volkswagen AG	55	$7,228

(Cost: $10,413)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 7.7%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.090%, 10-14-11 (C)	$7,000	7,000
Danaher Corporation,
0.070%, 10-5-11 (C)	10,000	9,999
General Mills, Inc.,
0.170%, 10-17-11 (C)	4,000	4,000

Harley-Davidson Funding Corp.,
0.330%, 10-4-11 (C)	4,000	4,000
Prudential Funding LLC,
0.080%, 10-3-11 (C)	9,269	9,269

		34,268

Master Note – 0.3%
Toyota Motor Credit Corporation,
0.113%, 10-3-11 (D)	1,500	1,500

TOTAL SHORT-TERM SECURITIES – 8.0%		$35,768
(Cost: $35,768)

TOTAL INVESTMENT SECURITIES – 97.7%		$438,060
(Cost: $456,097)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.3%		10,327

NET ASSETS – 100.0%		$448,387

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$5,198	$58,241	$—
Consumer Staples	6,831	54,072	—
Energy	11,383	19,052	—
Health Care	6,599	29,628	—
Information Technology	27,707	27,114	—
Other Sectors	—	149,239	—
Total Common Stocks	$57,718	$337,346	$—
Preferred Stocks	—	7,228	—
Short-Term Securities	—	35,768	—
Total	$57,718	$380,342	$—
Forward Foreign Currency Contracts	$—	$1,314	$—
Liabilities
Swap Agreements	$—	$1,647	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

The following forward foreign currency contracts were outstanding at September 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	49,600	3-13-12	$1,314	$—

The following total return swap agreements were outstanding at September 30, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	$5,810	Ping An Insurance (Group) Company of China, Ltd.	10-21-11	USD LIBOR + 0.700%	$(1,647)

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the total value of these securities amounted to $1,893 or 0.4% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$456,884

Gross unrealized appreciation	32,416
Gross unrealized depreciation	(51,240)

Net unrealized depreciation	$(18,824)

SCHEDULE OF INVESTMENTS New Concepts Fund (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 1.8%
Expeditors International of Washington, Inc.	531	$21,540

Apparel, Accessories & Luxury Goods – 3.9%
Columbia Sportswear Company	233	10,825
lululemon athletica inc. (A)	222	10,791
Vera Bradley, Inc. (A)	305	11,000
Warnaco Group, Inc. (The) (A)	306	14,085

		46,701

Application Software – 5.4%
ANSYS, Inc. (A)	453	22,225
Solera Holdings, Inc.	532	26,856
SuccessFactors, Inc. (A)	730	16,783

		65,864

Auto Parts & Equipment – 2.1%
BorgWarner Inc. (A)	429	25,973

Automotive Retail – 3.2%
CarMax, Inc. (A)	1,653	39,434

Biotechnology – 1.2%
Vertex Pharmaceuticals Incorporated (A)	319	14,222

Brewers – 0.7%
Boston Beer Company, Inc. (The), Class A (A)	125	9,051

Communications Equipment – 1.9%
Acme Packet, Inc. (A)	267	11,367
Aruba Networks, Inc. (A)	600	12,555

		23,922

Construction Materials – 1.0%
Martin Marietta Materials, Inc.	193	12,169

Consumer Electronics – 2.5%
Harman International Industries, Incorporated	809	23,129
Skullcandy, Inc. (A)	565	7,981

		31,110

Consumer Finance – 2.1%
Discover Financial Services	1,119	25,670

Data Processing & Outsourced Services – 2.2%
Fiserv, Inc. (A)	527	26,751

Department Stores – 1.0%
Nordstrom, Inc.	267	12,192

Distillers & Vintners – 1.7%
Brown-Forman Corporation, Class B	299	20,977

Electrical Components & Equipment – 5.1%
Acuity Brands, Inc.	318	11,450
Polypore International, Inc. (A)	604	34,162
Roper Industries, Inc.	237	16,332

		61,944

Electronic Manufacturing Services – 2.1%
Trimble Navigation Limited (A)	772	25,897

Food Retail – 1.8%
Whole Foods Market, Inc.	333	21,748

Health Care Distributors – 2.3%
Henry Schein, Inc. (A)	455	28,239

Health Care Equipment – 7.1%
Gen-Probe Incorporated (A)	254	14,526
IDEXX Laboratories, Inc. (A)	266	18,344
Intuitive Surgical, Inc. (A)	46	16,648
Varian Medical Systems, Inc. (A)	711	37,065

		86,583

Health Care Services – 1.2%
Accretive Health, Inc. (A)	715	15,177

Health Care Technology – 2.2%
Cerner Corporation (A)	400	27,441

Homefurnishing Retail – 1.0%
Williams-Sonoma, Inc.	403	12,401

Hotels, Resorts & Cruise Lines – 2.9%
Orient-Express Hotels Ltd. (A)	1,238	8,556
Wyndham Worldwide Corporation	948	27,025

		35,581

Industrial Gases – 0.9%
Airgas, Inc.	172	11,003

Industrial Machinery – 3.8%
Donaldson Company, Inc.	301	16,495
IDEX Corporation	701	21,848
Kaydon Corporation	305	8,759

		47,102

Insurance Brokers – 1.3%
Arthur J. Gallagher & Co.	587	15,443

Internet Retail – 0.8%
Netflix, Inc. (A)	91	10,252

Internet Software & Services – 1.6%
DealerTrack Holdings, Inc. (A)	894	14,012
WebMD Health Corp., Class A (A)	186	5,619

		19,631

Investment Banking & Brokerage – 1.0%
Greenhill & Co., Inc.	447	12,777

IT Consulting & Other Services – 1.7%
Teradata Corporation (A)	398	21,310

Oil & Gas Drilling – 1.4%
Patterson-UTI Energy, Inc.	966	16,757

Oil & Gas Equipment & Services – 2.8%
Dresser-Rand Group Inc. (A)	579	23,459
Dril-Quip, Inc. (A)	226	12,189

		35,648

Oil & Gas Exploration & Production – 2.5%
Continental Resources, Inc. (A)	257	12,431
Ultra Petroleum Corp. (A)	648	17,960

		30,391

Packaged Foods & Meats - 1.9%
Mead Johnson Nutrition Company	335	23,024

Real Estate Management & Development – 1.3%
CB Richard Ellis Group, Inc., Class A (A)	1,174	15,807

Regional Banks – 5.7%
First Republic Bank (A)	932	21,590
Huntington Bancshares Incorporated	2,375	11,398
Signature Bank (A)	554	26,423
TCF Financial Corporation	1,142	10,464

		69,875

Research & Consulting Services – 0.3%
IHS Inc., Class A (A)	57	4,249

Semiconductor Equipment – 2.0%
Lam Research Corporation (A)	654	24,854

Semiconductors – 5.7%
ARM Holdings plc, ADR	471	12,013
Cavium Inc. (A)	400	10,815
Microchip Technology Incorporated	1,056	32,859
Semtech Corporation (A)	677	14,293

		69,980

Specialty Stores – 3.4%
PetSmart, Inc.	610	26,008
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	250	15,576

		41,584

Systems Software – 1.5%
Red Hat, Inc. (A)	423	17,855

Trading Companies & Distributors – 3.4%
Fastenal Company	1,255	41,753

TOTAL COMMON STOCKS – 99.4%		$1,219,882
(Cost: $1,138,965)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Netflix, Inc.,
Call $205.00, Expires 12-16-11, OTC (Ctrpty: UBS Securities LLC)	309	22
Whole Foods Market, Inc.,
Call $65.00, Expires 11-21-11, OTC (Ctrpty: Morgan Stanley Smith Barney LLC)	1,625	914

TOTAL PURCHASED OPTIONS – 0.1%		$936
(Cost: $763)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.1%
CVS Caremark Corporation,
0.250%, 10-3-11 (B)	$5,000	5,000
Novartis Finance Corp.,
0.070%, 10-7-11 (B)	4,000	4,000
Wisconsin Electric Power Co.,
0.120%, 10-3-11 (B)	4,510	4,510

		13,510

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.113%, 10-3-11 (C)	508	508

TOTAL SHORT-TERM SECURITIES – 1.1%		$14,018

TOTAL INVESTMENT SECURITIES – 100.6%	$1,234,836
(Cost: $1,153,746)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6%)	(7,665)

NET ASSETS – 100.0%	$1,227,171

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,219,882	$—	$—
Purchased Options	—	936	—
Short-Term Securities	—	14,018	—
Total	$1,219,882	$14,954	$—
Liabilities
Written Options	$284	$1,776	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

The following written options were outstanding at September 30, 2011 (contracts and exercise prices unrounded):
Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Aruba Networks, Inc.	N/A	Put	2,274	October 2011	$20.00	$558	$(284)
Netflix, Inc.	UBS Securities LLC	Put	309	December 2011	140.00	295	(1,042)
Noble Energy, Inc.	Deutsche Banc Alex. Brown Inc.	Put	1,846	November 2011	60.00	417	(378)
Whole Foods Market, Inc.	Morgan Stanley Smith Barney LLC	Put	2,363	November 2011	52.50	816	(356)
						$2,086	$(2,060)

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,153,746

Gross unrealized appreciation	235,912
Gross unrealized depreciation	(154,822)

Net unrealized appreciation	$81,090

SCHEDULE OF INVESTMENTS
Science and Technology Fund (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 5.2%
Archer Daniels Midland Company	1,948	$48,330
Bunge Limited	740	43,149
Darling International Inc. (A)	904	11,377

		102,856

Application Software – 13.6%
ACI Worldwide, Inc. (A)(B)	3,855	106,167
Aspen Technology, Inc. (A)(B)	9,185	140,254
Intuit Inc.	464	22,017
S1 Corporation (A)	243	2,230

		270,668

Biotechnology – 5.6%
Isis Pharmaceuticals, Inc. (A)	1,150	7,799
Vertex Pharmaceuticals Incorporated (A)	2,346	104,491

		112,290

Communications Equipment – 0.1%
Brocade Communications Systems, Inc. (A)	406	1,755

Computer Hardware – 6.8%
Apple Inc. (A)	352	134,290

Construction & Engineering – 1.0%
Abengoa, S.A. (C)	570	12,085
Insituform Technologies, Inc., Class A (A)	738	8,543

		20,628

Consumer Finance – 0.4%
NetSpend Holdings, Inc. (A)	1,488	7,650

Data Processing & Outsourced Services – 15.4%
Alliance Data Systems Corporation (A)	1,883	174,578
Euronet Worldwide, Inc. (A)(B)	2,678	42,145
VeriFone Holdings, Inc. (A)	1,336	46,769
Visa Inc., Class A	351	30,122
WNS (Holdings) Limited, ADR (A)	1,047	12,509

		306,123

Diversified Support Services – 0.3%
EnerNOC, Inc. (A)	726	6,530

Electronic Components – 3.4%
Corning Incorporated	3,208	39,652
Power-One, Inc. (A)(B)	6,152	27,683

		67,335

Electronic Equipment & Instruments – 3.0%
Elster Group SE, ADR (A)	1,376	20,565
Ingenico S.A. (C)	414	15,514
Itron, Inc. (A)	776	22,895

		58,974

Health Care Facilities – 1.8%
Tenet Healthcare Corporation (A)	8,543	35,282

Health Care Services – 0.8%
Fleury S.A. (C)	331	3,845
Fleury S.A. (C)(D)	948	11,013

		14,858

Health Care Technology – 2.4%
Cerner Corporation (A)	685	46,950

Industrial Machinery – 4.1%
ESCO Technologies Inc. (B)	1,873	47,759
Pentair, Inc.	1,000	32,007

		79,766

Integrated Telecommunication Services – 0.6%
CenturyLink, Inc.	367	12,142

Internet Software & Services – 8.0%
21Vianet Group, Inc., ADR (A)	944	9,367
eBay Inc. (A)	1,668	49,192
Google Inc., Class A (A)	120	61,624
SINA Corporation (A)	521	37,330

		157,513

IT Consulting & Other Services – 2.9%
Acxiom Corporation (A)(B)	4,196	44,645
iGate Corporation	1,154	13,321

		57,966

Life & Health Insurance – 0.9%
Qualicorp S.A. (A)(C)	346	2,579
Qualicorp S.A. (A)(C)(D)	1,959	14,617

		17,196

Managed Health Care – 1.1%
Amil Participacoes S.A. (C)	2,413	21,371

Office Electronics – 0.4%
Xerox Corporation	1,232	8,585

Semiconductor Equipment – 1.1%
Nanometrics Incorporated (A)	386	5,596
Photronics, Inc. (A)(B)	3,058	15,227

		20,823

Semiconductors – 12.9%
Cree, Inc. (A)	2,273	59,065
First Solar, Inc. (A)	736	46,523
Micron Technology, Inc. (A)	11,285	56,875
PMC-Sierra, Inc. (A)	3,506	20,965
Samsung Electronics Co., Ltd. (C)	105	73,386

		256,814

Systems Software – 1.1%
Oracle Corporation	597	17,155
Velti plc (A)	596	3,939

		21,094

TOTAL COMMON STOCKS – 92.9%		$1,839,459
(Cost: $1,814,359)

CORPORATE DEBT SECURITIES – 0.2%	Principal
Semiconductors
JinkoSolar Holding Co., Ltd., Convertible,
4.000%, 5-15-16 (D)	$15,690	$4,177

(Cost: $15,328)

SHORT-TERM SECURITIES
Commercial Paper – 7.0%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.090%, 10-14-11 (E)	11,000	11,000
Clorox Co.:
0.300%, 10-12-11 (E)	10,000	9,999
0.320%, 10-19-11 (E)	6,000	5,999
Deere & Company,
0.100%, 10-26-11 (E)	19,000	18,998

General Mills, Inc., 0.170%, 10-18-11 (E)	5,000	5,000
Heinz (H.J.) Co., 0.330%, 10-17-11 (E)	7,838	7,837
Illinois Tool Works Inc., 0.080%, 10-11-11 (E)	6,000	6,000
Kellogg Co., 0.210%, 10-27-11 (E)	10,000	9,998
Mattel Inc., 0.320%, 10-28-11 (E)	9,750	9,748
Novartis Finance Corp., 0.070%, 10-7-11 (E)	14,000	13,999
Sara Lee Corporation:
0.240%, 10-13-11 (E)	5,000	5,000
0.280%, 10-18-11 (E)	7,000	6,999
Shell International Finance B.V. and Royal Dutch Shell plc (GTD by Royal Dutch Shell plc), 0.070%, 10-24-11 (E)	3,000	3,000
Sonoco Products Co., 0.310%, 10-3-11 (E)	3,219	3,219
St. Jude Medical, Inc., 0.210%, 10-27-11 (E)	10,000	9,998
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.120%, 10-11-11 (E)	5,000	5,000
Verizon Communications Inc., 0.270%, 10-19-11 (E)	6,700	6,699

		138,493

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.113%, 10-3-11 (F)	857	857

TOTAL SHORT-TERM SECURITIES – 7.0%		$139,350
(Cost: $139,350)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,982,986
(Cost: $1,969,037)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(2,576)

NET ASSETS – 100.0%		$1,980,410

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Industrials	$94,838	$12,086	$—
Information Technology	1,273,039	88,900	—
Other Sectors	370,596	—	—
Total Common Stocks	$1,738,473	$100,986	$—
Corporate Debt Securities	—	4,177	—
Short-Term Securities	—	139,350	—
Total	$1,738,473	$244,513	$—
Liabilities
Written Options	$508	$—	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

The following written options were outstanding at September 30, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
SINA Corporation	N/A	Put	655	October 2011	$70.00	$398	$(508)

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the total value of these securities amounted to $29,807 or 1.5% of net assets.

(E)	Rate shown is the yield to maturity at September 30, 2011.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

GTD	= Guaranteed

OTC	= Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,971,887

Gross unrealized appreciation	320,507
Gross unrealized depreciation	(309,408)

Net unrealized appreciation	$11,099

SCHEDULE OF INVESTMENTS Small Cap Fund (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.2%
AAR Corp.	449	$7,491

Air Freight & Logistics – 1.7%
Hub Group, Inc. (A)	361	10,205

Apparel Retail – 2.3%
Zumiez Inc. (A)	777	13,609

Apparel, Accessories & Luxury Goods – 4.7%
Columbia Sportswear Company	134	6,218
Under Armour, Inc., Class A (A)	322	21,410

		27,628

Application Software – 9.7%
ACI Worldwide, Inc. (A)	468	12,886
FactSet Research Systems, Inc.	55	4,863
Qlik Technologies Inc. (A)	299	6,483
Solera Holdings, Inc.	248	12,533
Synchronoss Technologies, Inc. (A)	301	7,485
Ultimate Software Group, Inc. (The) (A)	306	14,307

		58,557

Asset Management & Custody Banks – 3.2%
Affiliated Managers Group, Inc. (A)	145	11,333
Safeguard Scientifics, Inc. (A)	555	8,327

		19,660

Auto Parts & Equipment – 1.9%
Gentex Corporation	486	11,676

Biotechnology – 2.8%
Cepheid (A)	68	2,648
Incyte Corporation (A)	1,027	14,349

		16,997

Brewers – 0.3%
Boston Beer Company, Inc. (The), Class A (A)	21	1,534

Communications Equipment – 2.3%
Aruba Networks, Inc. (A)	662	13,834

Computer Storage & Peripherals – 0.1%
OCZ Technology Group, Inc. (A)	165	798

Construction & Farm Machinery & Heavy Trucks – 3.1%
Westinghouse Air Brake Technologies Corporation	352	18,629

Consumer Finance – 2.2%
First Cash Financial Services, Inc. (A)	321	13,449

Data Processing & Outsourced Services – 1.4%
Jack Henry & Associates, Inc.	293	8,497

Electrical Components & Equipment – 0.7%
Polypore International, Inc. (A)	70	3,928

Electronic Equipment & Instruments – 3.0%
OSI Systems, Inc. (A)	534	17,900

Environmental & Facilities Services – 4.0%
Waste Connections, Inc.	730	24,682

Food Distributors – 2.2%
United Natural Foods, Inc. (A)	364	13,490

Health Care Distributors – 2.5%
Owens & Minor, Inc.	391	11,121
PSS World Medical, Inc. (A)	208	4,086

		15,207

Health Care Equipment – 6.7%
DexCom, Inc. (A)	669	8,023
Volcano Corporation (A)	814	24,110
ZOLL Medical Corporation (A)	225	8,507

		40,640

Health Care Supplies – 0.3%
Meridian Bioscience, Inc.	111	1,752

Human Resource & Employment Services – 1.4%
Kforce Inc. (A)	858	8,415

Industrial Machinery – 2.4%
Graco Inc.	426	14,535

Internet Retail – 1.7%
Shutterfly, Inc. (A)	255	10,505

Internet Software & Services – 4.2%
Ancestry.com Inc. (A)	358	8,406
Dice Holdings, Inc. (A)	851	6,653
IntraLinks Holdings, Inc. (A)	512	3,848
Vocus, Inc. (A)	386	6,468

		25,375

Investment Banking & Brokerage – 0.5%
Stifel Financial Corp. (A)	109	2,884

Leisure Facilities – 2.3%
Vail Resorts, Inc.	372	14,054

Office Services & Supplies – 1.3%
United Stationers Inc.	281	7,663

Oil & Gas Equipment & Services – 4.1%
CARBO Ceramics Inc.	60	6,111
Complete Production Services, Inc. (A)	274	5,163
Core Laboratories N.V.	44	3,954
Dril-Quip, Inc. (A)	176	9,462

		24,690

Oil & Gas Exploration & Production – 1.3%
Bill Barrett Corporation (A)	215	7,803

Packaged Foods & Meats – 3.3%
Diamond Foods, Inc.	250	19,939

Regional Banks – 2.5%
SVB Financial Group (A)	402	14,885

Research & Consulting Services – 1.3%
CoStar Group, Inc. (A)	152	7,884

Restaurants – 2.8%
Panera Bread Company, Class A (A)	165	17,192

Semiconductor Equipment – 0.5%
Cymer, Inc. (A)	77	2,859

Semiconductors– 3.9%
Cavium Inc. (A)	340	9,183
Semtech Corporation (A)	678	14,312

		23,495

Specialized Finance – 2.1%
Portfolio Recovery Associates, Inc. (A)	205	12,727

Specialized REITs – 0.9%
Strategic Hotels & Resorts, Inc. (A)	1,232	5,309

Systems Software – 4.6%
MICROS Systems, Inc. (A)	475	20,853
NetSuite Inc. (A)	263	7,101

		27,954

Trucking – 1.2%
Landstar System, Inc.	178	7,054

TOTAL COMMON STOCKS – 98.6%		$595,385
(Cost: $553,938)
SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.1%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.090%, 10-14-11 (B)	$4,000	4,000
Wisconsin Electric Power Co.,
0.120%, 10-3-11 (B)	2,810	2,810

		6,810

Master Note – 0.5%
Toyota Motor Credit Corporation,
0.113%, 10-3-11 (C)	2,948	2,948

TOTAL SHORT-TERM SECURITIES – 1.6%		$9,758
(Cost: $9,758)

TOTAL INVESTMENT SECURITIES -– 100.2%		$605,143
(Cost: $563,696)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(1,043)

NET ASSETS – 100.0%		$604,100

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$595,385	$—	$—
Short-Term Securities	—	9,758	—
Total	$595,385	$9,758	$—
Liabilities
Swap Agreements	$—	$188	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

The following total return swap agreements were outstanding at September 30, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
Morgan Stanley	$7,216	Biotech Custom Index	7-10-12	Fed Funds Rate less 0.200%	$(92)
JPMorgan	7,072	Biotech Custom Index	4-12-12	LIBOR less 0.400%	(96)
					$(188)

#	The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying index.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$566,814

Gross unrealized appreciation	118,229
Gross unrealized depreciation	(79,900)

Net unrealized appreciation	$38,329

SCHEDULE OF INVESTMENTS
Tax-Managed Equity Fund (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.3%
Boeing Company (The)	53	$3,189
Precision Castparts Corp.	27	4,197

		7,386

Apparel Retail – 1.0%
Urban Outfitters, Inc. (A)	76	1,690

Application Software – 4.2%
Intuit Inc.	98	4,650
salesforce.com, inc. (A)	22	2,548

		7,198

Asset Management & Custody Banks – 2.2%
T. Rowe Price Group, Inc.	76	3,649

Auto Parts & Equipment – 2.5%
BorgWarner Inc. (A)	31	1,876
Gentex Corporation	104	2,490

		4,366

Automotive Retail – 1.2%
AutoZone, Inc. (A)	7	2,139

Biotechnology – 0.4%
Ironwood Pharmaceuticals, Inc., Class A (A)	58	630

Broadcasting – 2.9%
CBS Corporation, Class B	165	3,363
Discovery Holding Company, Class A (A)	44	1,636

		4,999

Casinos & Gaming – 4.4%
Las Vegas Sands, Inc. (A)	61	2,339
Wynn Resorts, Limited	46	5,236

		7,575

Communications Equipment – 2.9%
QUALCOMM Incorporated	104	5,060

Computer Hardware – 7.4%
Apple Inc. (A)	34	12,865

Computer Storage & Peripherals – 1.2%
NetApp, Inc. (A)	59	1,985

Construction & Farm Machinery & Heavy Trucks – 0.8%
Caterpillar Inc.	18	1,300

Consumer Finance – 1.8%
American Express Company	70	3,152

Data Processing & Outsourced Services – 2.6%
MasterCard Incorporated, Class A	14	4,377

Health Care Equipment – 1.3%
Stryker Corporation	48	2,272

Hotels, Resorts & Cruise Lines – 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	65	2,512

Household Products – 1.3%
Colgate-Palmolive Company	25	2,201

Hypermarkets & Super Centers – 1.4%
Costco Wholesale Corporation	30	2,484

Industrial Gases – 1.4%
Praxair, Inc.	25	2,317

Internet Retail – 3.8%
Amazon.com, Inc. (A)	30	6,591

Internet Software & Services – 2.7%
Google Inc., Class A (A)	9	4,578

IT Consulting & Other Services – 2.7%
Cognizant Technology Solutions Corporation, Class A (A)	74	4,608

Life Sciences Tools & Services – 2.0%
Thermo Fisher Scientific Inc. (A)	66	3,349

Movies & Entertainment – 1.4%
Walt Disney Company (The)	78	2,340

Oil & Gas Equipment & Services – 7.3%
Halliburton Company	115	3,513
National Oilwell Varco, Inc.	69	3,524
Schlumberger Limited	91	5,436

		12,473

Other Diversified Financial Services – 0.9%
JPMorgan Chase & Co.	52	1,567

Packaged Foods & Meats – 1.2%
Mead Johnson Nutrition Company	30	2,030

Personal Products – 1.6%
Estee Lauder Companies Inc. (The), Class A	32	2,802

Pharmaceuticals – 4.4%
Allergan, Inc.	92	7,578

Restaurants – 4.9%
Starbucks Corporation	168	6,264
YUM! Brands, Inc.	44	2,183

		8,447

Semiconductor Equipment – 1.6%
ASML Holding N.V., NY Registry Shares	25	874
Lam Research Corporation (A)	51	1,925

		2,799

Semiconductors – 3.9%
Altera Corporation	52	1,640
ARM Holdings plc, ADR	34	870
Broadcom Corporation, Class A	80	2,673
Microchip Technology Incorporated	47	1,464

		6,647

Soft Drinks – 3.5%
Coca-Cola Company (The)	59	3,959
PepsiCo, Inc.	30	1,886

		5,845

Specialty Stores – 1.0%
Tiffany & Co.	29	1,764

Systems Software – 5.6%
Oracle Corporation	281	8,061
VMware, Inc., Class A (A)	20	1,616

		9,677

TOTAL COMMON STOCKS – 95.2%		$163,252
(Cost: $146,732)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.9%
General Mills, Inc.,
0.170%, 10-17-11 (B)	$3,000	3,000
Shell International Finance B.V. and Royal Dutch Shell plc (GTD by Royal Dutch Shell plc),
0.070%, 10-24-11 (B)	2,000	2,000

		5,000

Master Note – 1.5%
Toyota Motor Credit Corporation,
0.113%, 10-3-11 (C)	2,627	2,627

TOTAL SHORT-TERM SECURITIES – 4.4%		$7,627
(Cost: $7,627)

TOTAL INVESTMENT SECURITIES – 99.6%		$170,879
(Cost: $154,359)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		688

NET ASSETS – 100.0%		$171,567

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$163,252	$—	$—
Short-Term Securities	—	7,627	—
Total	$163,252	$7,627	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD	= Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$154,359

Gross unrealized appreciation	26,434
Gross unrealized depreciation	(9,914)

Net unrealized appreciation	$16,520

SCHEDULE OF INVESTMENTS
Value Fund (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.3%
TRW Automotive Holdings Corp. (A)	162	$5,286

Biotechnology – 2.4%
Amgen Inc.	180	9,869

Broadcasting – 0.6%
CBS Corporation, Class B	112	2,281

Cable & Satellite – 2.5%
Time Warner Cable Inc.	165	10,327

Computer Hardware – 1.8%
Hewlett-Packard Company	320	7,173

Consumer Finance – 2.6%
Capital One Financial Corporation	268	10,637

Department Stores – 1.8%
Macy’s Inc.	278	7,309

Diversified Banks – 4.5%
Wells Fargo & Company	755	18,208

Diversified Metals & Mining – 0.6%
Freeport-McMoRan Copper & Gold Inc., Class B	74	2,265

Drug Retail – 4.1%
CVS Corporation (B)	488	16,386

Electric Utilities – 2.7%
PPL Corporation	384	10,951

Health Care Distributors – 3.0%
McKesson Corporation	165	11,966

Industrial Machinery – 1.8%
Ingersoll-Rand plc	258	7,233

Integrated Oil & Gas – 8.9%
ConocoPhillips	330	20,870
Marathon Oil Corporation	582	12,549
Occidental Petroleum Corporation	35	2,503

		35,922

Investment Banking & Brokerage – 4.2%
Goldman Sachs Group, Inc. (The)	111	10,532
Morgan Stanley	475	6,413

		16,945

IT Consulting & Other Services – 1.6%
International Business Machines Corporation	36	6,336

Managed Health Care – 4.1%
WellPoint, Inc.	256	16,705

Mortgage REITs – 5.6%
American Capital Agency Corp. (B)	467	12,666
Invesco Mortgage Capital, Inc. (B)	704	9,948

		22,614

Office Electronics – 3.4%
Xerox Corporation	1,959	13,652

Oil & Gas Refining & Marketing – 2.8%
Marathon Petroleum Corporation	420	11,361

Oil & Gas Storage & Transportation – 5.6%
MarkWest Energy Partners, L.P.	176	8,101
Regency Energy Partners LP	640	14,346

		22,447

Other Diversified Financial Services – 2.4%
Bank of America Corporation	1,593	9,748

Pharmaceuticals – 2.3%
Johnson & Johnson	145	9,219

Property & Casualty Insurance – 9.9%
ACE Limited	301	18,266
Travelers Companies, Inc. (The)	248	12,075
XL Group plc	487	9,159

		39,500

Reinsurance – 2.7%
RenaissanceRe Holdings Ltd.	170	10,827

Semiconductors – 2.1%
Freescale Semiconductor, Inc. (A)	781	8,611

Soft Drinks – 2.2%
Dr Pepper Snapple Group, Inc.	233	9,040

Specialty Chemicals – 0.5%
LyondellBasell Industries N.V., Class A	95	2,309

Systems Software – 2.3%
Symantec Corporation (A)	568	9,257

Tobacco – 1.4%
Philip Morris International Inc.	88	5,471

TOTAL COMMON STOCKS – 91.7%		$369,855
(Cost: $397,035)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 6.1%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.090%, 10-14-11 (C)	$4,000	4,000
0.120%, 10-18-11 (C)	3,000	3,000
Clorox Co.,
0.340%, 10-6-11 (C)	3,000	3,000
CVS Caremark Corporation,
0.250%, 10-3-11 (C)	4,000	4,000
General Mills, Inc.,
0.170%, 10-17-11 (C)	4,000	4,000
McCormick & Co. Inc.,
0.100%, 10-3-11 (C)	5,000	4,999
Shell International Finance B.V. and Royal Dutch Shell plc (GTD by Royal Dutch Shell plc),
0.070%, 10-24-11 (C)	2,000	2,000

		24,999

Master Note – 0.5%
Toyota Motor Credit Corporation,
0.113%, 10-3-11 (D)	1,834	1,834

TOTAL SHORT-TERM SECURITIES – 6.6%		$26,833
(Cost: $26,833)

TOTAL INVESTMENT SECURITIES – 98.3%		$396,688
(Cost: $423,868)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7%		6,902

NET ASSETS – 100.0%		$403,590

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$369,855	$—	$—
Short-Term Securities	—	26,833	—
Total	$369,855	$26,833	$—
Liabilities
Written Options	$694	$14	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

The following written options were outstanding at September 30, 2011 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
American Capital Agency Corp.	N/A	Call	4,674	October 2011	$30.00	$78	$(12)
CVS Corporation:	N/A	Call	588	January 2012	39.00	36	(25)
	N/A	Call	588	January 2012	40.00	25	(16)
	N/A	Call	1,176	January 2012	41.00	34	(22)
Invesco Mortgage Capital, Inc.	N/A	Call	285	October 2011	17.50	5	(1)
Johnson & Johnson:	N/A	Put	358	October 2011	60.00	20	(23)
	N/A	Put	358	October 2011	62.50	35	(44)
LyondellBasell Industries N.V., Class A	N/A	Put	652	October 2011	28.00	61	(276)
Marathon Oil Corporation	N/A	Put	659	October 2011	22.00	25	(98)
PPL Corporation	Deutsche Banc Alex. Brown Inc.	Call	374	November 2011	30.00	13	(14)
TRW Automotive Holdings Corp.	N/A	Put	536	October 2011	35.00	49	(177)
						$381	$(708)

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Rate shown is the yield to maturity at September 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD	= Guaranteed

OTC	= Over the Counter

REIT	= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$427,099

Gross unrealized appreciation	30,684
Gross unrealized depreciation	(61,095)

Net unrealized depreciation	$(30,411)

SCHEDULE OF INVESTMENTS Vanguard Fund (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.3%
Boeing Company (The)	146	$8,810
Precision Castparts Corp.	344	53,493

		62,303

Air Freight & Logistics – 0.7%
Expeditors International of Washington, Inc.	211	8,540

Application Software – 2.6%
Intuit Inc.	653	30,964

Asset Management & Custody Banks – 2.7%
T. Rowe Price Group, Inc.	666	31,796

Auto Parts & Equipment – 3.2%
BorgWarner Inc. (A)	286	17,330
Gentex Corporation	845	20,322

		37,652

Automotive Retail – 3.4%
AutoZone, Inc. (A)	99	31,567
O’Reilly Automotive, Inc. (A)	130	8,669

		40,236

Broadcasting – 3.3%
CBS Corporation, Class B	1,919	39,109

Casinos & Gaming – 4.6%
Wynn Resorts, Limited	472	54,283

Communications Equipment – 3.5%
Juniper Networks, Inc. (A)	333	5,754
QUALCOMM Incorporated	729	35,457

		41,211

Computer Hardware – 8.7%
Apple Inc. (A)	267	101,662

Computer Storage & Peripherals – 0.1%
NetApp, Inc. (A)	31	1,042

Data Processing & Outsourced Services – 4.3%
MasterCard Incorporated, Class A	161	51,094

Environmental & Facilities Services – 0.7%
Stericycle, Inc. (A)	100	8,056

Fertilizers & Agricultural Chemicals – 2.5%
Monsanto Company	501	30,092

Footwear – 1.4%
NIKE, Inc., Class B	198	16,940

Health Care Equipment – 0.1%
Intuitive Surgical, Inc. (A)	2	729

Hotels, Resorts & Cruise Lines – 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	310	12,026

Industrial Gases – 3.6%
Praxair, Inc.	452	42,253

Industrial Machinery – 0.1%
Danaher Corporation	34	1,422

Internet Retail – 1.5%
Amazon.com, Inc. (A)	83	17,969

Internet Software & Services – 4.0%
Google Inc., Class A (A)	92	47,169

IT Consulting & Other Services – 3.7%
Cognizant Technology Solutions Corporation, Class A (A)	694	43,501

Oil & Gas Equipment & Services – 8.6%
Halliburton Company	755	23,040
National Oilwell Varco, Inc.	735	37,652
Schlumberger Limited	687	41,062

		101,754

Packaged Foods & Meats – 1.7%
Mead Johnson Nutrition Company	288	19,789

Personal Products – 2.7%
Estee Lauder Companies Inc. (The), Class A	371	32,553

Pharmaceuticals – 6.1%
Allergan, Inc.	876	72,156

Restaurants – 6.4%
McDonald’s Corporation	284	24,923
Starbucks Corporation	1,312	48,933

		73,856

Semiconductor Equipment – 0.2%
Lam Research Corporation (A)	65	2,465

Semiconductors – 3.0%
ARM Holdings plc, ADR	250	6,378
Broadcom Corporation, Class A	103	3,426
Microchip Technology Incorporated	823	25,611

		35,415

Soft Drinks – 2.1%
Coca-Cola Company (The)	366	24,754

Specialty Stores – 1.3%
Tiffany & Co.	258	15,685

Systems Software – 5.4%
Oracle Corporation	1,492	42,872
VMware, Inc., Class A (A)	264	21,196

		64,068

TOTAL COMMON STOCKS – 98.5%		$1,162,544
(Cost: $984,204)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 1.2%
CVS Caremark Corporation,
0.250%, 10-3-11 (B)	$4,000	4,000
Harley-Davidson Funding Corp.,
0.340%, 10-5-11 (B)	8,000	8,000
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.),
0.290%, 10-25-11 (B)	3,000	2,999

		14,999

Master Note - 0.2%
Toyota Motor Credit Corporation, 0.113%, 10-3-11 (C)	1,903	1,903

TOTAL SHORT-TERM SECURITIES – 1.4%		$16,902
(Cost: $16,902)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,179,446
(Cost: $1,001,106)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,452

NET ASSETS – 100.0%		$1,180,898

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,162,544	$—	$—
Short-Term Securities	—	16,902	—
Total	$1,162,544	$16,902	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,008,171

Gross unrealized appreciation	218,623
Gross unrealized depreciation	(47,348)

Net unrealized appreciation	$171,275

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 21, 2011

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 21, 2011